Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of transactions between related parties [line items]
Repurchsaed for cancellation	773,500
Purchase consideration	$ 28.0
Bombardier Inc. [member]
Disclosure of transactions between related parties [line items]
Reimbursement of income taxes, related party transactions	$ 22.3	$ 22.3
Beaudier group and Bain capital [member]
Disclosure of transactions between related parties [line items]
Secondary offering	5,000,000	8,700,000
Fees and expenses related to secondary offering	$ 0.9	$ 2.1